TAXES ON INCOME (Schedule of Income Before Taxes on Income) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
TAXES ON INCOME [Abstract]
Domestic	$ 65,657	$ 40,691	$ 31,297
Foreign	9,032	6,497	1,674
Income before taxes on income	$ 74,689	$ 47,188	$ 32,971